Commitments and Contingencies (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	Jan. 05, 2012 patent	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Operating Leased Assets [Line Items]
Number of Patents Infringed	3
Rent expense incurred under all operating leases		$ 85,300,000	$ 80,000,000	$ 86,000,000
Estimated Aggregate Contractual Obligation Under Data Processing And Maintenance Services Agreements		533,700,000
Furniture fixture and computer equipment [Member]
Operating Leased Assets [Line Items]
Operating Lease Annual Lease Payments		4,600,000
Minimum [Member]
Operating Leased Assets [Line Items]
Operating leases, purchase option and renewal period		1 year
Maximum [Member]
Operating Leased Assets [Line Items]
Operating leases, purchase option and renewal period		5 years
Discontinued Operations [Member]
Operating Leased Assets [Line Items]
Rent expense incurred under all operating leases		$ 0	$ 0	$ 600,000